Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Other disclosures - Risk Management and Principal Risks (audited)
All disclosures in this section pages 48 to 75 are unaudited unless otherwise stated.
Overview
Credit risk represents a significant risk to the Barclays Bank Group and mainly arises from exposure to wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts entered into with clients.
The continued impact of the COVID-19 pandemic has meant that management was required to monitor economic uncertainty judgement over the course of 2021. Customer and client default rates have remained relatively stable despite the impact of the pandemic and volatile macroeconomic environment. In retail cards, credit profiles did not show material deterioration due to continued government support measures in some geographies and customer deleveraging. In wholesale, watch list balances continue to improve. However, the degree of economic uncertainty remains relatively high: credit deterioration may still occur when support measures are fully withdrawn; emerging supply chain disruption and inflationary pressures may challenge economic stability. Given this backdrop, management has maintained economic uncertainty adjustments to modelled outputs to address these sources of uncertainties and ensure that the potential impact of stress are provided for. This uncertainty continues to be captured in two distinct ways: firstly, the identification of customers and clients who may be more vulnerable to the withdrawal of support and emerging economic instability and secondly, model uncertainty which does not capture certain macroeconomic and risk parameter uncertainties which are applied at a portfolio level. Refer to the Management adjustment to models for impairment section on pages 57 to 58 for further details.
Further detail can be found in the financial statements section in Note 7 Credit impairment charges. Descriptions of terminology can be found in the glossary, available at home.barclays/annualreport.
Summary of performance in the period
Credit impairment release of £277m (2020: £3,377m charge) was driven by an improved macro-economic outlook. CIB credit impairment release of £461m (2020: £1,565m charge) was also supported by net single name wholesale loan release and a benign credit environment and CC&P credit impairment charges of £185m (2020: £1,720m charge) was supported by lower delinquencies and higher customer repayments. As at 31 December 2021, 30 and 90 days arrears rates in US cards were 1.6% (2020: 2.5%) and 0.8% (2020: 1.4%) respectively.
Key metrics
Decrease of £1,837m impairment allowance

Impairment allowances on loans and advances at amortised cost including off-balance sheet elements of the allowance in Barclays Bank Group decreased by £1,837m to £3,998m (2020: £5,835m) during the year. This is driven by a decrease in Wholesale Loans of £842m, Credit cards, unsecured loans and other retail lending of £677m and Home Loans £48m and further decrease in off-balance sheet provisions of £270m. Please refer to page 52 Expected Credit loss section for further details.
Please see risk management section on pages 41 to 42 for details of governance, policies and procedures.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2021	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	169,085	—	—	—	—	169,085
Cash collateral and settlement balances	88,085	—	—	—	—	88,085
Loans and advances at amortised cost:
Home loans	10,985	—	(338)	(10,483)	(89)	75
Credit cards, unsecured loans and other retail lending	25,960	—	(968)	(4,229)	(252)	20,511
Wholesale loans	108,314	(5,001)	(118)	(30,287)	(5,080)	67,828
Total loans and advances at amortised cost	145,259	(5,001)	(1,424)	(44,999)	(5,421)	88,414
Of which credit-impaired (Stage 3):
Home loans	615	—	(11)	(604)	—	—
Credit cards, unsecured loans and other retail lending	563	—	(29)	(217)	(3)	314
Wholesale loans	486	—	—	(76)	(22)	388
Total credit-impaired loans and advances at amortised cost	1,664	—	(40)	(897)	(25)	702
Reverse repurchase agreements and other similar secured lending	3,177	—	—	(3,177)	—	—
Trading portfolio assets:
Debt securities	50,700	—	—	(461)	—	50,239
Traded loans	12,525	—	—	(268)	—	12,257
Total trading portfolio assets	63,225	—	—	(729)	—	62,496
Financial assets at fair value through the income statement:
Loans and advances	35,901	—	—	(29,485)	—	6,416
Debt securities	2,256	—	—	(319)	—	1,937
Reverse repurchase agreements	145,186	—	(1,428)	(143,229)	—	529
Other financial assets	85	—	—	—	—	85
Total financial assets at fair value through the income statement	183,428	—	(1,428)	(173,033)	—	8,967
Derivative financial instruments	262,291	(202,347)	(34,149)	(5,804)	(5,738)	14,253
Financial assets at fair value through other comprehensive income	45,907	—	—	(53)	(931)	44,923
Other assets	994	—	—	—	—	994
Total on-balance sheet	961,451	(207,348)	(37,001)	(227,795)	(12,090)	477,217

Off-balance sheet:
Contingent liabilities	23,746	—	(906)	(1,367)	(256)	21,217
Loan commitments	284,451	—	(99)	(40,104)	(1,627)	242,621
Total off-balance sheet	308,197	—	(1,005)	(41,471)	(1,883)	263,838

Total	1,269,648	(207,348)	(38,006)	(269,266)	(13,973)	741,055
Off-balance sheet exposures are shown gross of provisions of £499m (2020: £769m). See Note 24 for further details. In addition to the above, Barclays Bank Group holds forward starting reverse repos amounting to £39.3bn (2020: £30.8bn). The balances are fully collateralised. Wholesale loans and advances at amortised cost include £1.0bn (2020: £1.2bn) of CBILs and CLBILs supported by UK government guarantees of £0.8bn (2020: £0.9bn).
Barclays Bank Group has issued £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated.
For further information on credit risk mitigation techniques, refer to the Credit risk management section.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	155,902	—	—	—	—	155,902
Cash collateral and settlement balances	97,616	—	—	—	—	97,616
Loans and advances at amortised cost:
Home loans	11,193	—	(283)	(10,782)	(85)	43
Credit cards, unsecured loans and other retail lending	23,368	—	(827)	(3,459)	(195)	18,887
Wholesale loans	99,706	(6,988)	(50)	(24,328)	(4,419)	63,921
Total loans and advances at amortised cost	134,267	(6,988)	(1,160)	(38,569)	(4,699)	82,851
Of which credit-impaired (Stage 3):
Home loans	723	—	(13)	(708)	—	2
Credit cards, unsecured loans and other retail lending	600	—	(10)	(218)	(2)	370
Wholesale loans	1,327	—	(4)	(167)	(85)	1,071
Total credit-impaired loans and advances at amortised cost	2,650	—	(27)	(1,093)	(87)	1,443
Reverse repurchase agreements and other similar secured lending	8,981	—	—	(8,981)	—	—
Trading portfolio assets:
Debt securities	56,196	—	—	(391)	—	55,805
Traded loans	8,348	—	—	(374)	—	7,974
Total trading portfolio assets	64,544	—	—	(765)	—	63,779
Financial assets at fair value through the income statement:
Loans and advances	27,449	—	(9)	(21,819)	—	5,621
Debt securities	1,697	—	—	(292)	—	1,405
Reverse repurchase agreements	138,558	—	(685)	(137,466)	—	407
Other financial assets	315	—	—	—	—	315
Total financial assets at fair value through the income statement	168,019	—	(694)	(159,577)	—	7,748
Derivative financial instruments	302,693	(233,088)	(43,164)	(4,656)	(6,409)	15,376
Financial assets at fair value through other comprehensive income	51,901	—	—	(106)	(1,065)	50,730
Other assets	614	—	—	—	—	614
Total on-balance sheet	984,537	(240,076)	(45,018)	(212,654)	(12,173)	474,616

Off-balance sheet:
Contingent liabilities	20,932	—	(1,095)	(2,135)	(282)	17,420
Loan commitments	265,022	—	(56)	(35,970)	(1,479)	227,517
Total off-balance sheet	285,954	—	(1,151)	(38,105)	(1,761)	244,937

Total	1,270,491	(240,076)	(46,169)	(250,759)	(13,934)	719,553
Loans and advances at amortised cost by product
The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2021	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,760	548	22	83	653	958	11,371
Credit cards, unsecured loans and other retail lending	24,011	2,402	198	182	2,782	1,469	28,262
Wholesale loans	95,242	12,275	301	386	12,962	921	109,125
Total	129,013	15,225	521	651	16,397	3,348	148,758

Impairment allowance
Home loans	8	33	1	1	35	343	386
Credit cards, unsecured loans and other retail lending	605	677	39	75	791	906	2,302
Wholesale loans	183	188	3	2	193	435	811
Total	796	898	43	78	1,019	1,684	3,499

Net exposure
Home loans	9,752	515	21	82	618	615	10,985
Credit cards, unsecured loans and other retail lending	23,406	1,725	159	107	1,991	563	25,960
Wholesale loans	95,059	12,087	298	384	12,769	486	108,314
Total	128,217	14,327	478	573	15,378	1,664	145,259

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	6.0	4.5	1.2	5.4	35.8	3.4
Credit cards, unsecured loans and other retail lending	2.5	28.2	19.7	41.2	28.4	61.7	8.1
Wholesale loans	0.2	1.5	1.0	0.5	1.5	47.2	0.7
Total	0.6	5.9	8.3	12.0	6.2	50.3	2.4

As at 31 December 2020
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,627	761	53	87	901	1,099	11,627
Credit cards, unsecured loans and other retail lending	18,923	4,987	393	191	5,571	1,853	26,347
Wholesale loans	83,254	14,184	1,066	688	15,938	2,167	101,359
Total	111,804	19,932	1,512	966	22,410	5,119	139,333

Impairment allowance
Home loans	6	40	6	6	52	376	434
Credit cards, unsecured loans and other retail lending	399	1,092	111	124	1,327	1,253	2,979
Wholesale loans	280	475	49	9	533	840	1,653
Total	685	1,607	166	139	1,912	2,469	5,066

Net exposure
Home loans	9,621	721	47	81	849	723	11,193
Credit cards, unsecured loans and other retail lending	18,524	3,895	282	67	4,244	600	23,368
Wholesale loans	82,974	13,709	1,017	679	15,405	1,327	99,706
Total	111,119	18,325	1,346	827	20,498	2,650	134,267

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.3	11.3	6.9	5.8	34.2	3.7
Credit cards, unsecured loans and other retail lending	2.1	21.9	28.2	64.9	23.8	67.6	11.3
Wholesale loans	0.3	3.3	4.6	1.3	3.3	38.8	1.6
Total	0.6	8.1	11.0	14.4	8.5	48.2	3.6
Note
a.Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £135.5bn (2020: £150.3bn) and impairment allowance of £104m (2020: £145m). This comprises £4m (2020: £7m) ECL on £135.3bn (2020: £146.3bn) Stage 1 assets, £0m (2020: £6m) on £65m (2020: £3.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £100m (2020: £132m) on £100m (2020: £132m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £499m (2020: £769m).
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in page 124. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	9,627	6	901	52	1,099	376	11,627	434
Transfers from Stage 1 to Stage 2	(253)	—	253	—	—	—	—	—
Transfers from Stage 2 to Stage 1	331	22	(331)	(22)	—	—	—	—
Transfers to Stage 3	(80)	—	(52)	(5)	132	5	—	—
Transfers from Stage 3	22	—	49	4	(71)	(4)	—	—
Business activity in the year[a]	1,745	2	—	—	—	—	1,745	2
Refinements to models used for calculation[b]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(742)	(22)	(25)	11	(70)	(50)	(837)	(61)
Final repayments	(890)	—	(142)	(1)	(114)	(4)	(1,146)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs[c]	—	—	—	—	(18)	(18)	(18)	(18)
As at 31 December 2021[d]	9,760	8	653	35	958	343	11,371	386

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979
Transfers from Stage 1 to Stage 2	(897)	(41)	897	41	—	—	—	—
Transfers from Stage 2 to Stage 1	2,520	548	(2,520)	(548)	—	—	—	—
Transfers to Stage 3	(307)	(13)	(362)	(165)	669	178	—	—
Transfers from Stage 3	21	5	13	9	(34)	(14)	—	—
Business activity in the year[a]	4,731	84	106	23	16	5	4,853	112
Refinements to models used for calculation[b]	—	(3)	—	(27)	—	—	—	(30)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	509	(360)	(514)	147	(96)	337	(101)	124
Final repayments	(1,489)	(14)	(409)	(16)	(76)	(5)	(1,974)	(35)
Disposals[e]	—	—	—	—	(37)	(22)	(37)	(22)
Write-offs[c]	—	—	—	—	(826)	(826)	(826)	(826)
As at 31 December 2021[d]	24,011	605	2,782	791	1,469	906	28,262	2,302

Wholesale loans
As at 1 January 2021	83,254	280	15,938	533	2,167	840	101,359	1,653
Transfers from Stage 1 to Stage 2	(4,122)	(14)	4,122	14	—	—	—	—
Transfers from Stage 2 to Stage 1	5,454	179	(5,454)	(179)	—	—	—	—
Transfers to Stage 3	(32)	(1)	(164)	(12)	196	13	—	—
Transfers from Stage 3	363	3	145	5	(508)	(8)	—	—
Business activity in the year[a]	27,946	74	1,674	15	37	23	29,657	112
Refinements to models used for calculation[b]	—	—	—	3	—	—	—	3
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,448	(301)	1,072	(14)	(82)	47	3,438	(268)
Final repayments	(19,481)	(29)	(4,322)	(168)	(504)	(125)	(24,307)	(322)
Disposals[e]	(588)	(8)	(49)	(4)	(71)	(41)	(708)	(53)
Write-offs[c]	—	—	—	—	(314)	(314)	(314)	(314)
As at 31 December 2021[d]	95,242	183	12,962	193	921	435	109,125	811
Notes
a.Business activity in the year does not include additional drawdowns on the existing facility which are reported under “Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes”.
b.Refinements to models used for calculation include a £34m movement in Home loans, £30m in Credit cards, unsecured loans and other retail lending and £3m in Wholesale loans. These reflect methodology changes made during the year. Barclays Bank Group continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
c.In 2021, gross write-offs amounted to £1,158m (2020: £1,337m) and post write-off recoveries amounted to £31m (2020: £4m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,127m (2020: £1,333m).
d.Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £135.5bn (2020: £150.3bn) and impairment allowance of £104m (2020: £145m). This comprises £4m (2020: £7m) ECL on £135.3bn (2020: £146.3bn) Stage 1 assets, £0m (2020: £6m) on £65m (2020: £3.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £100m (2020: £132m) on £100m (2020: £132m) Stage 3 other assets.
e.The £37m of disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £708m of disposals reported within Wholesale loans include debt sales and sale of Barclays Asset Finance.

Reconciliation of ECL movement to credit impairment (release)/charge for the period	£m
Home loans	(30)
Credit cards, unsecured loans and other retail lending	171
Wholesale loans	(475)
ECL movement excluding assets derecognised due to disposals and write-offs	(334)
Recoveries and reimbursements[a]	259
Exchange and other adjustments[b]	70
Credit impairment release on loan commitments and financial guarantees	(257)
Credit impairment release on other financial assets[c]	(15)
Credit impairment release for the year	(277)
Notes
aRecoveries and reimbursements includes a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £290m and cash recoveries of previously written off amounts of £31m.
bIncludes foreign exchange and interest and fees in suspense.
cOther financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £135.5bn (2020: £150.3bn) and impairment allowance of £104m (2020: £145m). This comprises £4m (2020: £7m) ECL on £135.3bn (2020: £146.3bn) Stage 1 assets, £0m (2020: £6m) on £65m (2020: £3.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £100m (2020: £132m) on £100m (2020: £132m) Stage 3 other assets.

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	125	—	2	—	4	—	131	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	19	—	—	—	—	—	19	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	—	—	—	—	—	(4)	—
Limit management and final repayments	(87)	—	(2)	—	(3)	—	(92)	—
As at 31 December 2021	53	—	—	—	1	—	54	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	68,211	34	6,244	33	30	23	74,485	90
Net transfers between stages	2,992	(4)	(3,431)	(2)	439	6	—	—
Business activity in the year	10,628	—	410	—	2	—	11,040	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,712	6	585	2	(437)	(9)	3,860	(1)
Limit management and final repayments	(6,888)	—	(594)	—	(2)	—	(7,484)	—
As at 31 December 2021	78,655	36	3,214	33	32	20	81,901	89

Wholesale loans[d]
As at 1 January 2021	160,404	205	39,426	446	2,031	28	201,861	679
Net transfers between stages	7,801	220	(6,730)	(214)	(1,071)	(6)	—	—
Business activity in the year	45,395	14	4,658	102	9	—	50,062	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,551	(232)	2	12	539	(13)	11,092	(233)
Limit management and final repayments	(46,145)	(40)	(8,939)	(105)	(491)	(7)	(55,575)	(152)
As at 31 December 2021	178,006	167	28,417	241	1,017	2	207,440	410
dBarclays Bank Group has issued £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,604	16	674	40	1,056	292	11,334	348
Transfers from Stage 1 to Stage 2	(537)	(1)	537	1	—	—	—	—
Transfers from Stage 2 to Stage 1	204	7	(204)	(7)	—	—	—	—
Transfers to Stage 3	(157)	—	(52)	(7)	209	7	—	—
Transfers from Stage 3	29	—	55	1	(84)	(1)	—	—
Business activity in the year[a]	1,193	1	—	—	1	—	1,194	1
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	133	(17)	(62)	25	32	96	103	104
Final repayments	(842)	—	(47)	(1)	(98)	(1)	(987)	(2)
Write-offs[b]	—	—	—	—	(17)	(17)	(17)	(17)
As at 31 December 2020[c]	9,627	6	901	52	1,099	376	11,627	434

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	29,541	362	4,450	784	2,129	1,471	36,120	2,617
Transfers from Stage 1 to Stage 2	(4,116)	(92)	4,116	92	—	—	—	—
Transfers from Stage 2 to Stage 1	994	139	(994)	(139)	—	—	—	—
Transfers to Stage 3	(464)	(19)	(516)	(188)	980	207	—	—
Transfers from Stage 3	21	12	59	8	(80)	(20)	—	—
Business activity in the year[a]	3,467	35	130	32	29	7	3,626	74
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4,613)	15	(1,231)	806	38	731	(5,806)	1,552
Final repayments	(2,232)	(29)	(168)	(23)	(68)	(8)	(2,468)	(60)
Transfers to Barclays Group[d]	(2,182)	(16)	(92)	(25)	(47)	(41)	(2,321)	(82)
Disposals[e]	(1,493)	(8)	(183)	(20)	(92)	(58)	(1,768)	(86)
Write-offs[b]	—	—	—	—	(1,036)	(1,036)	(1,036)	(1,036)
As at 31 December 2020[c]	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979

Wholesale loans
As at 1 January 2020	89,200	114	7,515	234	1,163	383	97,878	731
Transfers from Stage 1 to Stage 2	(10,213)	(31)	10,213	31	—	—	—	—
Transfers from Stage 2 to Stage 1	2,651	25	(2,651)	(25)	—	—	—	—
Transfers to Stage 3	(772)	(3)	(642)	(50)	1,414	53	—	—
Transfers from Stage 3	189	—	34	1	(223)	(1)	—	—
Business activity in the year[a]	19,773	44	1,954	144	393	67	22,120	255
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,033	154	2,969	248	5	687	10,007	1,089
Final repayments	(24,098)	(22)	(2,844)	(28)	(283)	(59)	(27,225)	(109)
Transfers to Barclays Group[d]	(509)	(1)	(600)	(22)	(18)	(6)	(1,127)	(29)
Disposals[e]	—	—	(10)	—	—	—	(10)	—
Write-offs[b]	—	—	—	—	(284)	(284)	(284)	(284)
As at 31 December 2020[c]	83,254	280	15,938	533	2,167	840	101,359	1,653
Notes
a.Business activity during the year does not include additional drawdowns on the existing facility which are reported under “Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes”.
b.In 2020, gross write-offs amounted to £1,337m (2019: £1,293m) and post write-off recoveries amounted to £4m (2019: £73m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,333m (2019: £1,220m).
c.Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (2019: £125.5bn) and impairment allowance of £145m (2019: £22m). This comprises £7m ECL (2019 £10m) on £146.3bn stage 1 assets (2019: £124.7bn), £6m (2019: £2m) on £3.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (2019: £0.8bn) and £132m (2019: £10m) on £132m Stage 3 other assets (2019: £10m).
d.Transfers to Barclays Group include a £2.3bn transfer of the Barclays Partner Finance retail portfolio reported within Credit cards, unsecured loans and other retail lending and £1.1bn transfer of the Barclays Mercantile Business Finance Limited reported within loans to Barclays Principal Investments Limited.
e.The £1.8bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio include sale of motor financing business within Barclays Partner Finance business. Disposal within Wholesale loans include sale of debt securities as part of Group Treasury Operations.

Reconciliation of ECL movement to credit impairment (release)/charge for the period	£m
Home loans	103
Credit cards, unsecured loans and other retail lending	1,484
Wholesale loans	1,206
ECL movement excluding assets derecognised due to disposals and write-offs	2,793
Recoveries and reimbursements[a]	(368)
Exchange and other adjustments[b]	267
Credit impairment charge on loan commitments and financial guarantees	547
Credit impairment charge on other financial assets[c]	138
Credit impairment charge for the year	3,377
Notes
aRecoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loan assets with third parties. Cash recoveries of previously written off amounts to £4m.
bIncludes foreign exchange and interest and fees in suspense.
cOther financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (2019: £125.5bn) and impairment allowance of £145m (2019: £22m). This comprises £7m ECL (2019: £10m) on £146.3bn stage 1 assets (2019: £124.7bn), £6m (2019: £2m) on £3.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (2019: £0.8bn) and £132m (2019: £10m) on £132m Stage 3 other assets (2019: £10m).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	34	—	—	—	—	—	34	—
Net transfers between stages	(4)	—	4	—	—	—	—	—
Business activity in the year	113	—	—	—	—	—	113	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	—	—	—	4	—	5	—
Limit management and final repayments	(19)	—	(2)	—	—	—	(21)	—
As at 31 December 2020	125	—	2	—	4	—	131	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	78,257	22	2,053	15	67	14	80,377	51
Net transfers between stages	(4,124)	6	3,603	(2)	521	(4)	—	—
Business activity in the year	4,591	2	128	1	1	1	4,720	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,471	5	1,076	20	(553)	15	1,994	40
Limit management and final repayments	(11,984)	(1)	(616)	(1)	(6)	(3)	(12,606)	(5)
As at 31 December 2020	68,211	34	6,244	33	30	23	74,485	90

Wholesale loans[a]
As at 1 January 2020	183,001	63	12,053	97	636	41	195,690	201
Net transfers between stages	(28,048)	67	27,052	(72)	996	5	—	—
Business activity in the year	42,904	32	4,705	102	774	2	48,383	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,755	50	(219)	334	(79)	(19)	12,457	365
Limit management and final repayments	(50,208)	(7)	(4,165)	(15)	(296)	(1)	(54,669)	(23)
As at 31 December 2020	160,404	205	39,426	446	2,031	28	201,861	679
Note
a Barclays Bank Group has issued £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated.
Management adjustments to models for impairment (audited)
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Total management adjustments to impairment allowance are presented by product below:

Overview of management adjustments to models for impairment (audited)[a]
	2021		2020
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
As at 31 December	£m	%	£m	%
Home loans	34	8.8	54	12.4
Credit cards, unsecured loans and other retail lending	966	40.4	960	31.3
Wholesale loans	142	11.6	(78)	(3.3)
Total	1,142	28.6	936	16.0

Management adjustments to models are presented by product below: (audited)[a]

	Impairment allowance pre management adjustments[b]	Economic uncertainty adjustments (a)	Other adjustments (b)	Total adjustments (a+b)	Total impairment allowance[c]

As at 31 December, 2021	£m	£m	£m	£m	£m
Home loans	352	34	—	34	386
Credit cards, unsecured loans and other retail lending	1,425	771	195	966	2,391
Wholesale loans	1,079	244	(102)	142	1,221
Total	2,856	1,049	93	1,142	3,998

As at 31 December, 2020	£m	£m	£m	£m	£m
Home loans	380	21	33	54	434
Credit cards, unsecured loans and other retail lending	2,109	986	(26)	960	3,069
Wholesale loans	2,410	379	(457)	(78)	2,332
Total	4,899	1,386	(450)	936	5,835
Notes:
a.Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
b.Includes £2.2bn (2020: £3.9bn) of modelled ECL, £0.5bn (2020: £0.8bn) of individually assessed impairments and £0.2bn (2020: £0.2bn) ECL from non-modelled exposures.
c.Total impairment allowance consists of ECL stock on drawn and undrawn exposures.
Economic uncertainty adjustments
Throughout the COVID-19 pandemic in 2020 and 2021, macroeconomic forecasts anticipated lasting impacts to unemployment levels and customer and client stress. More recent macroeconomic forecasts indicated that the outlook has improved, with measures of government and bank support starting to taper down and no material deterioration in customer delinquencies observed to date. However, the degree of economic uncertainty remains relatively high: credit deterioration may still occur when support measures are fully withdrawn across geographies; emerging supply chain disruption and inflationary pressures may challenge economic stability; and economic consensus may not capture the range of economic uncertainty associated with fast moving new COVID-19 variants such as Omicron.
Given this backdrop, management has recognised economic uncertainty adjustments to modelled outputs to address these sources of uncertainties and ensure that the potential impacts of stress are provided for. This uncertainty continues to be captured in two distinct ways. Firstly, customer uncertainty: the identification of customers and clients who may be more vulnerable to the withdrawal of support schemes and emerging economic instability; and secondly, model uncertainty: to capture the impact from model limitations and sensitivities to specific macroeconomic parameters which are applied at a portfolio level.
The economic uncertainty adjustments of £1.0bn (2020 £1.4bn) include customer and client uncertainty provisions of £0.9bn (2020 £1.1bn) and model uncertainty provisions of £0.1bn (2020 £0.3bn).
Customer uncertainty provisions comprise:
a. An adjustment of £0.1bn (2020: £0.1bn) to adjust the probability of default (PDs) to pre-COVID-19 levels to offset the temporary improvement to PDs in light of reduced customer spend behaviour and support measures.
b. A vulnerable customer adjustment of £0.8bn (2020: £1.0bn) has been applied to customers and clients considered potentially vulnerable to the withdrawal of support schemes and emerging economic instability against which lifetime coverage is applied. This has marginally reduced considering the improved macro-economic and low customer delinquencies observed in 2021. This is split between credit cards, unsecured loans and other retail lending of £0.6bn (2020: £0.8bn) and wholesale loans of £0.2bn (2020: £0.2bn).
Model uncertainty provisions reduced by £0.2bn reflecting an update in adjustment in response to the modelled provisions following the update in the Q421 scenarios.
Other adjustments
Other adjustments are operational in nature and are expected to remain in place until they can be corrected in the underlying models. These adjustments result from data limitations and model performance related issues identified through established governance processes. The quantum of adjustments reduced in response to the Q421 scenarios as well as model enhancements made during the year. Material adjustments consist of the following:
Credit cards, unsecured loans and other retail lending: Includes an adjustment for model inaccuracies informed by model monitoring.
Wholesale loans: Represents the net adjustments for model inaccuracies informed by model monitoring. Further, it includes an adjustment to offset modelled ECL output in the Investment Bank to limit excessive ECL sensitivity to the macroeconomic variable for Federal Tax Receipts.
Measurement uncertainty and sensitivity analysis
Management has applied economic uncertainty and other adjustments to modelled ECL outputs. Economic uncertainty adjustments reflect the potential for specific customers and clients who may be more vulnerable to the full withdrawal of support and emerging economic instability and the degree to which economic consensus may not have captured the range of economic uncertainty associated with continued developments resulting from COVID-19. As a result, ECL is higher than would be the case if it were based on forecast economic scenarios alone.
The measurement of modelled ECL involves complexity and judgement, including estimation of probabilities of default (PD), loss given default (LGD), a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk. The Barclays Bank Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury (short and medium term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices), which forms the Baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a broadly similar severity to Barclays' internal stress tests and stress scenarios provided by regulators whilst also considering IFRS 9 specific sensitivities and non-linearity. The favourable scenarios are designed to reflect plausible upside risks to the Baseline scenario which are broadly consistent with the economic narrative approved by the Senior Scenario Review Committee. All scenarios are regenerated at a minimum semi-annually. The scenarios include eight key economic variables, (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years.
Scenarios used to calculate the Barclays Bank Group’s ECL charge were reviewed and updated regularly throughout 2021, following the continuation of the COVID-19 pandemic throughout the year, including the emergence of the Omicron variant and the global vaccination rollout. The current Baseline scenario reflects the latest consensus economic forecasts; the steady recovery in GDP in both the UK and US continues with UK GDP returning to pre-COVID-19 pandemic levels by Q222. UK unemployment peaks at 5.0% in Q122 and US unemployment continues to decline. In the Downside 2 scenario, inflation continues to accelerate and the UK bank rate is increased to 4.0% and the US federal funds rate is increased to 3.5%, by the end of 2022, leading to a further downturn in GDP until Q323. Unemployment peaks in Q323 at 9.2% in the UK and 9.5% in the US. In the Upside 2 scenario, inflation expectations and global energy prices stabilise and GDP growth rises as COVID-19 risks continue to decline helping to release more of the pent-up demand and accumulated household savings into the economy. Unemployment rates decline gradually.
The methodology for estimating probability weights used in calculating ECL involves simulating a range of future paths for UK and US GDP using historical data. The five scenarios are mapped against the distribution of these future paths, with the median centred around the Baseline such that scenarios further from the Baseline attract a lower weighting. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices, and credit cards and unsecured consumer loans are highly sensitive to unemployment.
The changes to the scenario weights in 2021 primarily reflect changes made to the severity of the scenarios. The Downside 2 scenario has been aligned with the internal stress test, which is informed by a weaker GDP outlook. The effect of this is to move the Downside 2 scenario further away from the Baseline, resulting in a lower weighting. For further details see page 62.
Although the macroeconomic outlook has improved, the level of uncertainty remains relatively high. A key judgement is the extent to which economic uncertainty experienced throughout the COVID-19 pandemic now reflects additional challenges, namely inflationary pressures and global supply chain disruptions. Inflationary headwinds have yet to materially impact customer affordability and corporate profitability data. A balanced approach has therefore been adopted in the sizing of expert judgements as we move away from a period characterised by significant customer support.
The economic uncertainty adjustments of £1.0bn (FY20: £1.4bn) have been applied as overlays to the modelled ECL output. These adjustments consist of a customer and client uncertainty provision of £0.9bn (FY20 £1.1bn) and a model uncertainty provision of £0.1bn (FY20 £0.3bn). For further details see page 58.
The tables below show the key macroeconomic variables used in the five scenarios (5 year annual paths), the probability weights applied to each scenario and the macroeconomic variables by scenario using ‘specific bases’ i.e. the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios and the lowest unemployment for upside scenarios. 5-year average tables and movement over time graphs provide additional transparency. Annual paths show quarterly averages for the year (unemployment and base rate) or change in the year (GDP and HPI).

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	4.9	2.3	1.9	1.7
UK unemployment[b]	4.8	4.7	4.5	4.3	4.2
UK HPI[c]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[a]	5.5	3.9	2.6	2.4	2.4
US unemployment[d]	5.5	4.2	3.6	3.6	3.6
US HPI[e]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	6.3	3.3	2.6	2.0
UK unemployment[b]	4.5	6.7	6.4	5.8	5.1
UK HPI[c]	6.1	2.4	2.3	5.0	2.4
UK bank rate	0.2	—	(0.1)	—	0.1
US GDP[a]	(4.4)	3.9	3.1	2.9	2.9
US unemployment[d]	8.4	6.9	5.7	5.6	5.6
US HPI[e]	2.3	2.8	4.7	4.7	4.7
US federal funds rate	0.5	0.3	0.3	0.3	0.4

Downside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[b]	4.8	7.2	9.0	7.6	6.3
UK HPI[c]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[a]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[d]	5.5	6.4	9.1	8.1	6.4
US HPI[e]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	(3.9)	6.5	2.6	1.4
UK unemployment[b]	4.5	8.0	9.3	7.8	6.3
UK HPI[c]	6.1	(13.6)	(10.8)	0.5	1.5
UK bank rate	0.2	(0.2)	(0.2)	(0.1)	(0.1)
US GDP[a]	(4.4)	(2.4)	3.6	2.1	2.0
US unemployment[d]	8.4	13.4	11.9	10.1	8.2
US HPI[e]	2.3	(17.2)	(0.7)	0.6	1.3
US federal funds rate	0.5	0.3	0.3	0.3	0.3

Downside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[b]	4.8	6.2	6.8	6.0	5.3
UK HPI[c]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[a]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[d]	5.5	5.4	6.6	6.1	5.2
US HPI[e]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	(3.9)	6.5	2.6	1.4
UK unemployment[b]	4.5	8.0	9.3	7.8	6.3
UK HPI[c]	6.1	(13.6)	(10.8)	0.5	1.5
UK bank rate	0.2	(0.2)	(0.2)	(0.1)	(0.1)
US GDP[a]	(4.4)	(2.4)	3.6	2.1	2.0
US unemployment[d]	8.4	13.4	11.9	10.1	8.2
US HPI[e]	2.3	(17.2)	(0.7)	0.6	1.3
US federal funds rate	0.5	0.3	0.3	0.3	0.3

Upside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	7.2	4.0	2.7	2.1
UK unemployment[b]	4.8	4.5	4.1	4.0	4.0
UK HPI[c]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[a]	5.5	5.3	4.1	3.5	3.4
US unemployment[d]	5.5	3.9	3.4	3.3	3.3
US HPI[e]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	12.2	5.3	3.9	2.9
UK unemployment[b]	4.5	6.2	5.5	4.8	4.4
UK HPI[c]	6.1	6.6	10.4	10.8	7.3
UK bank rate	0.2	0.1	0.3	0.3	0.5
US GDP[a]	(4.4)	7.1	4.6	4.0	3.5
US unemployment[d]	8.4	5.5	4.3	4.1	4.1
US HPI[e]	2.3	8.8	9.1	8.9	7.5
US federal funds rate	0.5	0.3	0.4	0.6	0.9

Upside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	6.0	3.1	2.3	1.9
UK unemployment[b]	4.8	4.6	4.3	4.2	4.1
UK HPI[c]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[a]	5.5	4.6	3.4	2.9	2.9
US unemployment[d]	5.5	4.0	3.5	3.5	3.5
US HPI[e]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	9.3	3.9	3.4	2.5
UK unemployment[b]	4.5	6.4	6.0	5.2	4.7
UK HPI[c]	6.1	4.6	6.1	6.1	4.7
UK bank rate	0.2	0.1	0.1	0.3	0.3
US GDP[a]	(4.4)	5.5	4.0	3.7	3.3
US unemployment[d]	8.4	6.0	4.8	4.6	4.6
US HPI[e]	2.3	6.8	6.7	6.3	5.6
US federal funds rate	0.5	0.3	0.3	0.5	0.8
Notes
aAverage Real GDP seasonally adjusted change in year.
bAverage UK unemployment rate 16-year+.
cChange in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
dAverage US civilian unemployment rate 16-year+.
eChange in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2021
Scenario probability weighting	20.9	27.2	30.1	14.8	7.0
As at 31 December 2020
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2021
UK GDP[b]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[c]	4.0	4.1	4.5	7.0	9.2
UK HPI[d]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate[c]	0.1	0.1	0.7	2.8	4.0
US GDP[b]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[c]	3.3	3.5	4.1	6.8	9.5
US HPI[d]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate[c]	0.1	0.1	0.8	2.3	3.5
As at 31 December 2020
UK GDP[b]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[c]	4.0	4.0	5.7	8.4	10.1
UK HPI[d]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[c]	0.1	0.1	—	0.6	0.6
US GDP[b]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[c]	3.8	3.8	6.4	13.0	13.7
US HPI[d]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[c]	0.1	0.1	0.3	1.3	1.3
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5 year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2021
UK GDP[e]	4.4	3.9	3.4	2.7	1.8
UK unemployment[f]	4.3	4.4	4.5	5.8	7.0
UK HPI[g]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate[f]	0.3	0.5	0.7	1.7	2.3
US GDP[e]	4.4	3.9	3.4	2.4	1.3
US unemployment[f]	3.9	4.0	4.1	5.7	7.1
US HPI[g]	8.9	7.7	6.2	3.6	1.4
US federal funds rate[f]	0.5	0.6	0.8	1.5	2.1
As at 31 December 2020
UK GDP[e]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[f]	5.0	5.3	5.7	6.5	7.2
UK HPI[g]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[f]	0.3	0.2	—	—	(0.1)
US GDP[e]	2.9	2.4	1.6	0.8	0.1
US unemployment[f]	5.3	5.7	6.4	8.3	10.4
US HPI[g]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[f]	0.5	0.5	0.3	0.3	0.3
Notes
aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q121 (2020: Q120).
bMaximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
cLowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q121 (2020: Q120).
dMaximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
e5-year yearly average CAGR, starting 2020 (2020: 2019)
f5-year average. Period based on 20 quarters from Q121 (2020: Q120)
g5-year quarter end CAGR, starting Q420 (2020: Q419)
The graphs below plot the historical data for GDP growth rate and unemployment rate in the UK and US as well as the forecasted data under each of the five scenarios.
UK GDP
%
UK unemployment
%
US GDP
%
US unemployment
%
GDP growth based on year on year growth each quarter (Q/(Q-4))
ECL under 100% weighted scenarios for modelled portfolios (audited)
The table below shows the Expected Credit Loss (ECL) assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays Bank Group reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses Exposure At Default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.
All ECL using a model is included, with the exception of Treasury assets (£3.0m of ECL), Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on page 57.
Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2021 and not on macroeconomic scenarios.
The Downside 2 scenario represents a severe global recession with substantial falls in UK GDP. Unemployment rises towards 9.2% in UK markets and 9.5% in US markets and there are substantial falls in asset prices including housing.
Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £12.4bn of model exposure into Stage 2 between the Weighted and Downside 2 scenarios. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2021	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	3,905	3,915	3,911	3,906	3,885	3,868
Credit cards, unsecured loans and other retail lending	19,001	19,357	19,284	19,201	17,445	13,785
Wholesale loans	142,804	145,097	144,688	143,967	140,402	135,764
Stage 1 Model ECL (£m)
Home loans	2	2	2	2	3	3
Credit cards, unsecured loans and other retail lending	221	157	164	173	254	332
Wholesale loans	219	189	200	216	250	282
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	1.2	0.8	0.9	0.9	1.5	2.4
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Home loans	228	219	222	227	249	266
Credit cards, unsecured loans and other retail lending	1,991	1,584	1,683	1,793	3,605	7,331
Wholesale loans	29,124	26,831	27,240	27,961	31,525	36,163
Stage 2 Model ECL (£m)
Home loans	12	10	10	11	18	24
Credit cards, unsecured loans and other retail lending	365	264	295	333	599	2,278
Wholesale loans	506	395	420	462	712	1,229
Stage 2 Coverage (%)
Home loans	5.3	4.6	4.5	4.8	7.2	9.0
Credit cards, unsecured loans and other retail lending	18.3	16.7	17.5	18.6	16.6	31.1
Wholesale loans	1.7	1.5	1.5	1.7	2.3	3.4
Stage 3 Model exposure (£m)
Home loans	610	610	610	610	610	610
Credit cards, unsecured loans and other retail lending	1,028	1,028	1,028	1,028	1,028	1,028
Wholesale loans[a]	—	—	—	—	—	—
Stage 3 Model ECL (£m)
Home loans	297	290	292	296	310	320
Credit cards, unsecured loans and other retail lending	696	685	690	696	710	722
Wholesale loans[a]	—	—	—	—	—	—
Stage 3 Coverage (%)
Home loans	48.7	47.5	47.9	48.5	50.8	52.5
Credit cards, unsecured loans and other retail lending	67.7	66.6	67.1	67.7	69.1	70.2
Wholesale loans[a]	—	—	—	—	—	—
Total Model ECL (£m)
Home loans	311	302	304	309	331	347
Credit cards, unsecured loans and other retail lending	1,282	1,106	1,149	1,202	1,563	3,332
Wholesale loans[a]	725	584	620	678	962	1,511
Total ECL	2,318	1,992	2,073	2,189	2,856	5,190
Note
aMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £463m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	2,318
ECL from individually assessed impairments	463
ECL from non-modelled and other management adjustments[a]	1,217
Total ECL	3,998
Note
aIncludes £1.1bn of post model adjustments of which £0.1bn is included as part of the total model ECL and £0.2bn ECL from non-modelled exposures.
The dispersion of results around the Baseline is an indication of uncertainty around the future projections. The disclosure highlights the results of the alternative scenarios enabling the reader to understand the extent of the impact on exposure and ECL from the upside/downside scenarios. Consequently, the use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 5.9%, largely driven by credit card losses which have more linear loss profiles than wholesale loan positions.
Home loans: Total weighted ECL of £311m represents a 0.6% increase over the Baseline ECL (£309m) reflecting the nature of the Italy portfolio.
Credit cards, unsecured loans and other retail lending: Total weighted ECL of £1,282m represents a 6.7% increase over the Baseline ECL (£1,202m) reflecting the range of economic scenarios used, mainly impacted by unemployment and key retail variables. Total ECL increases to £3,332m under the Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 31.1% from a weighted scenario approach of 18.3% and a £5.3bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1to Stage 2.
Wholesale loans: Total weighted ECL of £725m represents a 6.9% increase over the Baseline ECL (£678m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31 December 2020	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Model exposure (£m)
Home loans	4,404	4,422	4,416	4,407	4,387	4,365
Credit cards, unsecured loans and other retail lending	24,980	24,929	25,097	24,820	24,411	24,247
Wholesale loans	115,949	121,769	120,741	118,930	113,027	101,759
Stage 1 Model ECL (£m)
Home loans	4	4	4	4	5	5
Credit cards, unsecured loans and other retail lending	236	187	204	230	258	263
Wholesale loans	219	239	231	205	218	221
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.8	0.8	0.9	1.1	1.1
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2

Stage 2 Model exposure (£m)
Home loans	557	539	545	554	575	597
Credit cards, unsecured loans and other retail lending	3,171	2,111	2,462	3,215	4,721	5,796
Wholesale loans	29,834	24,015	25,043	26,853	32,757	44,024
Stage 2 Model ECL (£m)
Home loans	33	31	31	32	36	40
Credit cards, unsecured loans and other retail lending	512	327	382	481	796	1,045
Wholesale loans	1,358	922	1,010	1,174	1,683	2,751
Stage 2 Coverage (%)
Home loans	5.9	5.8	5.7	5.8	6.3	6.7
Credit cards, unsecured loans and other retail lending	16.1	15.5	15.5	15.0	16.9	18.0
Wholesale loans	4.6	3.8	4.0	4.4	5.1	6.2

Stage 3 Model exposure (£m)
Home loans	728	728	728	728	728	728
Credit cards, unsecured loans and other retail lending	1,279	1,279	1,279	1,279	1,279	1,279
Wholesale loans[a]	863	863	863	863	863	863
Stage 3 Model ECL (£m)
Home loans	298	278	281	284	306	363
Credit cards, unsecured loans and other retail lending	1,190	1,170	1,180	1,191	1,211	1,210
Wholesale loans[a]	25	20	21	23	29	40
Stage 3 Coverage (%)
Home loans	40.9	38.2	38.6	39.0	42.0	49.9
Credit cards, unsecured loans and other retail lending	93.0	91.5	92.3	93.1	94.7	94.6
Wholesale loans[a]	2.9	2.3	2.4	2.7	3.4	4.6

Total Model ECL (£m)
Home loans	335	313	316	320	347	408
Credit cards, unsecured loans and other retail lending	1,938	1,684	1,766	1,902	2,265	2,518
Wholesale loans[a]	1,602	1,181	1,262	1,402	1,930	3,012
Total ECL	3,875	3,178	3,344	3,624	4,542	5,938
Note
aMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £835m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[a]	£m
Total model ECL	3,875
ECL from individually assessed impairments	835
ECL from non-modelled and other management adjustments	1,125
Total ECL	5,835
Note
aIncludes £0.9bn of post model adjustment and £0.2bn ECL from non-model exposures.

Credit risk concentrations by geography (audited)
Barclays Bank Group	United Kingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	45,470	38,735	76,846	7,789	245	169,085
Cash collateral and settlement balances	30,107	28,272	21,754	7,210	742	88,085
Loans and advances at amortised cost	62,269	50,718	23,576	4,775	3,921	145,259
Reverse repurchase agreements and other similar secured lending	9	123	351	2,508	186	3,177
Trading portfolio assets	12,852	29,478	15,062	4,943	890	63,225
Financial assets at fair value through the income statement	26,096	95,456	30,080	21,798	9,998	183,428
Derivative financial instruments	78,449	91,992	75,245	14,709	1,896	262,291
Financial assets at fair value through other comprehensive income	4,525	20,750	15,603	4,666	363	45,907
Other assets	747	224	17	6	—	994
Total on-balance sheet	260,524	355,748	258,534	68,404	18,241	961,451

Off-balance sheet:
Contingent liabilities	7,926	10,329	3,957	1,131	403	23,746
Loan commitments	46,616	192,270	38,567	5,079	1,919	284,451
Total off-balance sheet	54,542	202,599	42,524	6,210	2,322	308,197
Total	315,066	558,347	301,058	74,614	20,563	1,269,648

As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	31,235	36,063	69,962	17,987	655	155,902
Cash collateral and settlement balances	30,261	27,255	30,105	9,487	508	97,616
Loans and advances at amortised cost	61,754	40,403	23,931	4,859	3,320	134,267
Reverse repurchase agreements and other similar secured lending	10	152	323	8,285	211	8,981
Trading portfolio assets	9,787	31,003	16,861	5,947	946	64,544
Financial assets at fair value through the income statement	31,745	88,302	25,706	14,742	7,524	168,019
Derivative financial instruments	93,685	90,796	101,099	14,532	2,581	302,693
Financial assets at fair value through other comprehensive income	6,921	19,451	22,138	3,276	115	51,901
Other assets	392	185	37	—	—	614
Total on-balance sheet	265,790	333,610	290,162	79,115	15,860	984,537

Off-balance sheet:
Contingent liabilities	5,200	10,121	3,809	1,222	580	20,932
Loan commitments	46,746	175,893	36,713	4,132	1,538	265,022
Total off-balance sheet	51,946	186,014	40,522	5,354	2,118	285,954
Total	317,736	519,624	330,684	84,469	17,978	1,270,491

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financial insti-tutions	Manu- facturing	Const- ruction and property	Govern- ment and central bank	Energy and water	Wholesale and retail distribution and leisure	Business and other services	Home loans	Cards, unsecured loans and other personal lending	Other	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	28	—	—	—	169,057	—	—	—	—	—	—	169,085
Cash collateral and settlement balances	14,605	61,252	320	79	10,684	390	60	354	—	—	341	88,085
Loans and advances at amortised cost	7,955	33,563	5,821	13,714	15,462	4,244	7,266	13,881	10,985	26,477	5,891	145,259
Reverse repurchase agreements and other similar secured lending	595	2,049	—	—	533	—	—	—	—	—	—	3,177
Trading portfolio assets	2,560	8,818	4,881	1,048	32,483	4,043	1,734	4,716	—	—	2,942	63,225
Financial assets at fair value through the income statement	26,239	131,232	763	5,444	13,935	76	181	3,547	1,595	—	416	183,428
Derivative financial instruments	120,607	117,050	4,168	1,898	7,233	3,544	1,172	2,825	—	—	3,794	262,291
Financial assets at fair value through other comprehensive income	9,942	2,972	—	514	31,975	—	—	444	—	—	60	45,907
Other assets	401	474	1	—	8	—	—	105	—	—	5	994
Total on-balance sheet	182,932	357,410	15,954	22,697	281,370	12,297	10,413	25,872	12,580	26,477	13,449	961,451

Off-balance sheet:
Contingent liabilities	1,005	7,772	3,080	1,342	1,092	3,284	1,182	3,118	—	73	1,798	23,746
Loan commitments	1,340	53,212	42,434	15,752	1,360	26,447	15,811	25,201	341	76,759	25,794	284,451
Total off-balance sheet	2,345	60,984	45,514	17,094	2,452	29,731	16,993	28,319	341	76,832	27,592	308,197
Total	185,277	418,394	61,468	39,791	283,822	42,028	27,406	54,191	12,921	103,309	41,041	1,269,648

As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	3	—	—	—	155,899	—	—	—	—	—	—	155,902
Cash collateral and settlement balances	17,961	66,696	375	35	10,828	871	30	576	—	—	244	97,616
Loans and advances at amortised cost	8,649	24,766	7,122	12,889	13,759	4,554	7,814	13,528	11,193	23,955	6,038	134,267
Reverse repurchase agreements and other similar secured lending	656	7,964	—	—	361	—	—	—	—	—	—	8,981
Trading portfolio assets	2,752	11,464	4,104	516	35,607	3,052	1,883	2,625	—	—	2,541	64,544
Financial assets at fair value through the income statement	22,766	131,929	603	2,481	5,519	13	64	3,479	971	—	194	168,019
Derivative financial instruments	155,986	116,421	4,126	2,725	11,649	3,288	1,235	2,496	—	—	4,767	302,693
Financial assets at fair value through other comprehensive income	13,003	4,258	1	333	33,774	—	—	527	—	—	5	51,901
Other assets	303	193	5	3	1	10	1	95	—	—	3	614
Total on-balance sheet	222,079	363,691	16,336	18,982	267,397	11,788	11,027	23,326	12,164	23,955	13,792	984,537

Off-balance sheet:
Contingent liabilities	1,150	5,501	3,187	1,260	1,028	3,223	978	2,283	—	155	2,167	20,932
Loan commitments	1,773	51,900	39,447	12,843	1,398	25,766	16,626	24,001	134	69,646	21,488	265,022
Total off-balance sheet	2,923	57,401	42,634	14,103	2,426	28,989	17,604	26,284	134	69,801	23,655	285,954
Total	225,002	421,092	58,970	33,085	269,823	40,777	28,631	49,610	12,298	93,756	37,447	1,270,491

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2021		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		169,085	—	—	169,085	100	—	—	100
Cash collateral and settlement balances		78,881	9,194	10	88,085	90	10	—	100
Loans and advances at amortised cost
Home loans		9,519	809	657	10,985	87	7	6	100
Credit cards, unsecured loans and other retail lending		18,460	6,178	1,322	25,960	71	24	5	100
Wholesale loans		78,239	26,992	3,083	108,314	72	25	3	100
Total loans and advances at amortised cost		106,218	33,979	5,062	145,259	73	23	4	100
Reverse repurchase agreements and other similar secured lending		3,091	86	—	3,177	97	3	—	100
Trading portfolio assets:
Debt securities		44,488	5,735	477	50,700	88	11	1	100
Traded loans		2,172	10,144	209	12,525	17	81	2	100
Total trading portfolio assets		46,660	15,879	686	63,225	74	25	1	100
Financial assets at fair value through the income statement:
Loans and advances		16,977	18,896	28	35,901	47	53	—	100
Debt securities		1346	858	52	2,256	60	38	2	100
Reverse repurchase agreements		108,609	36,047	530	145,186	75	25	—	100
Other financial assets		67	18	—	85	79	21	—	100
Total financial assets at fair value through the income statement		126,999	55,819	610	183,428	70	30	—	100
Derivative financial instruments		246,347	15,678	266	262,291	94	6	—	100
Financial assets at fair value through other comprehensive income		45,901	6	—	45,907	100	—	—	100
Other assets		948	46	—	994	95	5	—	100
Total on-balance sheet		824,130	130,687	6,634	961,451	86	13	1	100

As at 31 December 2020
Cash and balances at central banks		155,902	—	—	155,902	100	—	—	100
Cash collateral and settlement balances		86,882	10,725	9	97,616	89	11	—	100
Loans and advances at amortised cost
Home loans		7,582	2,840	771	11,193	68	25	7	100
Credit cards, unsecured loans and other retail lending		10,742	11,259	1,367	23,368	46	48	6	100
Wholesale loans		75,672	20,828	3,206	99,706	76	21	3	100
Total loans and advances at amortised cost		93,996	34,927	5,344	134,267	70	26	4	100
Reverse repurchase agreements and other similar secured lending		8,969	12	—	8,981	100	—	—	100
Trading portfolio assets:
Debt securities		51,109	4,871	216	56,196	91	9	—	100
Traded loans		704	5,107	2,537	8,348	9	61	30	100
Total trading portfolio assets		51,813	9,978	2,753	64,544	80	16	4	100
Financial assets at fair value through the income statement:
Loans and advances		13,174	14,232	43	27,449	48	52	—	100
Debt securities		1,136	515	46	1,697	67	30	3	100
Reverse repurchase agreements		96,318	41,566	674	138,558	70	30	—	100
Other financial assets		302	13	—	315	96	4	—	100
Total financial assets at fair value through the income statement		110,930	56,326	763	168,019	66	34	—	100
Derivative financial instruments		282,864	19,352	477	302,693	94	6	—	100
Financial assets at fair value through other comprehensive income		51,893	8	—	51,901	100	—	—	100
Other assets		572	42	—	614	93	7	—	100
Total on-balance sheet		843,821	131,370	9,346	984,537	86	13	1	100
Credit exposures by internal PD grade
The below tables represents credit risk profile by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.
Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination.
IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 7 to the financial statements on page 124), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Barclays Bank Group
As at 31 December 2021
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	52,756	855	—	53,611	280	6	—	286	53,325	0.5
4-5	0.05 to < 0.15%	Strong	17,797	211	—	18,008	6	2	—	8	18,000	—
6-8	0.15 to < 0.30%	Strong	10,764	1,220	—	11,984	15	7	—	22	11,962	0.2
9-11	0.30 to < 0.60%	Strong	21,865	1,136	—	23,001	55	15	—	70	22,931	0.3
12-14	0.60 to < 2.15%	Satisfactory	16,429	3,508	—	19,937	160	116	—	276	19,661	1.4
15-19	2.15 to < 10%	Satisfactory	6,653	4,995	—	11,648	169	302	—	471	11,177	4.0
19	10 to < 11.35%	Satisfactory	2,156	1,276	—	3,432	39	252	—	291	3,141	8.5
20-21	11.35 to < 100%	Higher Risk	593	3,196	—	3,789	72	319	—	391	3,398	10.3
22	100%	Credit Impaired	—	—	3,348	3,348	—	—	1,684	1,684	1,664	50.3
Total			129,013	16,397	3,348	148,758	796	1,019	1,684	3,499	145,259	2.4

As at 31 December 2020
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	36,388	689	—	37,077	2	3	—	5	37,072	—
4-5	0.05 to < 0.15%	Strong	17,008	627	—	17,635	17	4	—	21	17,614	0.1
6-8	0.15 to < 0.30%	Strong	13,667	2,463	—	16,130	34	52	—	86	16,044	0.5
9-11	0.30 to < 0.60%	Strong	21,049	2,432	—	23,481	88	127	—	215	23,266	0.9
12-14	0.60 to < 2.15%	Satisfactory	16,951	4,913	—	21,864	293	351	—	644	21,220	2.9
15-19	2.15 to < 10%	Satisfactory	5,264	6,661	—	11,925	183	651	—	834	11,091	7.0
19	10 to < 11.35%	Satisfactory	1,042	1,698	—	2,740	25	99	—	124	2,616	4.5
20-21	11.35 to < 100%	Higher Risk	435	2,927	—	3,362	43	625	—	668	2,694	19.9
22	100%	Credit Impaired	—	—	5,119	5,119	—	—	2,469	2,469	2,650	48.2
Total			111,804	22,410	5,119	139,333	685	1,912	2,469	5,066	134,267	3.6

As at 31 December 2021
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	8,240	172	—	8,412	2	1	—	3	8,409	—
4-5	0.05 to < 0.15%	Strong	3,479	503	—	3,982	2	2	—	4	3,978	0.1
6-8	0.15 to < 0.30%	Strong	1,996	199	—	2,195	2	2	—	4	2,191	0.2
9-11	0.30 to < 0.60%	Strong	2,794	216	—	3,010	4	1	—	5	3,005	0.2
12-14	0.60 to < 2.15%	Satisfactory	1,990	286	—	2,276	19	8	—	27	2,249	1.2
15-19	2.15 to < 10%	Satisfactory	817	479	—	1,296	5	10	—	15	1,281	1.2
19	10 to < 11.35%	Satisfactory	607	254	—	861	21	42	—	63	798	7.3
20-21	11.35 to < 100%	Higher Risk	141	1,162	—	1,303	3	77	—	80	1,223	6.1
22	100%	Credit Impaired	—	—	180	180	—	—	1	1	179	0.6
Total			20,064	3,271	180	23,515	58	143	1	202	23,313	0.9

As at 31 December 2020
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	5,502	188	—	5,690	1	—	—	1	5,689	—
4-5	0.05 to < 0.15%	Strong	2,765	428	—	3,193	3	2	—	5	3,188	0.2
6-8	0.15 to < 0.30%	Strong	1,468	165	—	1,633	3	4	—	7	1,626	0.4
9-11	0.30 to < 0.60%	Strong	3,524	552	—	4,076	5	33	—	38	4,038	0.9
12-14	0.60 to < 2.15%	Satisfactory	2,712	546	—	3,258	8	25	—	33	3,225	1.0
15-19	2.15 to < 10%	Satisfactory	305	398	—	703	7	21	—	28	675	4.0
19	10 to < 11.35%	Satisfactory	264	423	—	687	17	83	—	100	587	14.6
20-21	11.35 to < 100%	Higher Risk	40	769	—	809	—	61	—	61	748	7.5
22	100%	Credit Impaired	—	—	654	654	—	—	10	10	644	1.5
Total			16,580	3,469	654	20,703	44	229	10	283	20,420	1.4

As at 31 December 2021
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	92,864	3,002	—	95,866	5	3	—	8	95,858	—
4-5	0.05 to < 0.15%	Strong	55,979	5,345	—	61,324	10	5	—	15	61,309	—
6-8	0.15 to < 0.30%	Strong	22,345	2,079	—	24,424	7	6	—	13	24,411	0.1
9-11	0.30 to < 0.60%	Strong	23,445	2,312	—	25,757	5	5	—	10	25,747	—
12-14	0.60 to < 2.15%	Satisfactory	23,189	3,240	—	26,429	79	23	—	102	26,327	0.4
15-19	2.15 to < 10%	Satisfactory	6,362	2,749	—	9,111	20	21	—	41	9,070	0.5
19	10 to < 11.35%	Satisfactory	10,270	2,964	—	13,234	8	13	—	21	13,213	0.2
20-21	11.35 to < 100%	Higher Risk	2,196	6,669	—	8,865	11	55	—	66	8,799	0.7
22	100%	Credit Impaired	—	—	870	870	—	—	21	21	849	2.4
Total			236,650	28,360	870	265,880	145	131	21	297	265,583	0.1

As at 31 December 2020
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	52,522	5,311	—	57,833	3	1	—	4	57,829	—
4-5	0.05 to < 0.15%	Strong	62,677	5,730	—	68,407	11	8	—	19	68,388	—
6-8	0.15 to < 0.30%	Strong	41,621	6,260	—	47,881	15	20	—	35	47,846	0.1
9-11	0.30 to < 0.60%	Strong	25,461	6,187	—	31,648	14	19	—	33	31,615	0.1
12-14	0.60 to < 2.15%	Satisfactory	20,730	6,978	—	27,708	113	18	—	131	27,577	0.5
15-19	2.15 to < 10%	Satisfactory	3,621	2,991	—	6,612	23	44	—	67	6,545	1.0
19	10 to < 11.35%	Satisfactory	4,778	4,971	—	9,749	11	25	—	36	9,713	0.4
20-21	11.35 to < 100%	Higher Risk	750	3,775	—	4,525	5	115	—	120	4,405	2.7
22	100%	Credit Impaired	—	—	1,411	1,411	—	—	41	41	1,370	2.9
Total			212,160	42,203	1,411	255,774	195	250	41	486	255,288	0.2
Notes
aExcludes loan commitments and financial guarantees carried at fair value of £18.8bn (2020: £9.5bn) for Barclays Bank Group.
bBarclays Bank Group has issued £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated.
The daily average, maximum and minimum values of management VaR

Management VaR (95%, one day) (audited)
	2021			2020
	Average	High	Low	Average	High	Low
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	14	30	7	20	38	10
Interest rate risk	7	14	4	10	17	6
Equity risk	9	29	4	13	35	6
Basis risk	5	10	3	9	14	7
Spread risk	4	6	3	5	9	3
Foreign exchange risk	4	16	1	4	7	2
Commodity risk	—	1	—	1	1	—
Inflation risk	3	5	2	2	3	1
Diversification effect[a]	(27)	n/a	n/a	(33)	n/a	n/a
Total management VaR	19	36	6	31	57	17
Note
aDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
Contractual maturity of financial assets and liabilities
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘on demand’ column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since these items are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	168,881	204	—	—	—	—	—	—	—	—	169,085
Cash collateral and settlement balances	2,743	85,342	—	—	—	—	—	—	—	—	88,085
Loans and advances at amortised cost	17,470	7,855	6,745	4,238	9,611	19,162	20,813	27,416	14,420	17,529	145,259
Reverse repurchase agreements and other similar secured lending	58	2,934	—	—	—	184	—	—	—	1	3,177
Trading portfolio assets	146,871	—	—	—	—	—	—	—	—	—	146,871
Financial assets at fair value through the income statement	24,174	127,244	9,280	7,036	3,336	5,351	5,376	2,062	1,996	2,371	188,226
Derivative financial instruments	262,046	36	1	—	—	—	—	184	15	9	262,291
Financial assets at fair value through other comprehensive income	—	3,194	1,080	449	547	2,656	5,389	10,093	13,823	8,677	45,908
Other financial assets	607	255	130	2	—	—	—	—	—	—	994
Total financial assets	622,850	227,064	17,236	11,725	13,494	27,353	31,578	39,755	30,254	28,587	1,049,896
Other assets											11,882
Total assets											1,061,778
Liabilities
Deposits at amortised cost	201,501	41,632	12,380	1,920	2,898	558	435	242	1,031	231	262,828
Cash collateral and settlement balances	2,951	76,096	—	—	—	—	—	—	—	—	79,047
Repurchase agreements and other similar secured borrowing	20	5,022	—	—	—	3,216	4,424	—	—	87	12,769
Debt securities in issue	—	18,274	12,150	5,845	3,254	463	3,319	1,792	2,654	637	48,388
Subordinated liabilities	—	1,005	—	74	1,243	7,030	2,251	5,714	8,490	6,378	32,185
Trading portfolio liabilities	53,291	—	—	—	—	—	—	—	—	—	53,291
Financial liabilities designated at fair value	14,342	158,237	17,065	10,556	3,909	7,855	9,185	8,558	7,746	13,678	251,131
Derivative financial instruments	255,471	4	22	—	2	121	151	279	111	362	256,523
Other financial liabilities	87	3,656	15	15	12	443	52	102	183	27	4,592
Total financial liabilities	527,663	303,926	41,632	18,410	11,318	19,686	19,817	16,687	20,215	21,400	1,000,754
Other liabilities											4,537
Total liabilities											1,005,291
Cumulative liquidity gap	95,187	18,325	(6,071)	(12,756)	(10,580)	(2,913)	8,848	31,916	41,955	49,142	56,487

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	155,122	182	598	—	—	—	—	—	—	—	155,902
Cash collateral and settlement balances	1,281	96,335	—	—	—	—	—	—	—	—	97,616
Loans and advances at amortised cost	12,854	11,149	6,291	3,770	4,314	21,271	16,663	22,387	14,127	21,441	134,267
Reverse repurchase agreements and other similar secured lending	150	8,648	—	—	—	—	183	—	—	—	8,981
Trading portfolio assets	127,664	—	—	—	—	—	—	—	—	—	127,664
Financial assets at fair value through the income statement	17,377	123,948	7,547	6,959	4,027	4,294	1,216	2,284	1,853	2,256	171,761
Derivative financial instruments	302,429	24	—	—	—	15	15	112	77	21	302,693
Financial assets at fair value through other comprehensive income	—	3,086	1,627	151	95	3,059	3,770	12,741	19,236	8,137	51,902
Other financial assets	213	286	107	5	—	3	—	—	—	—	614
Total financial assets	617,090	243,658	16,170	10,885	8,436	28,642	21,847	37,524	35,293	31,855	1,051,400
Other assets											8,331
Total assets											1,059,731
Liabilities
Deposits at amortised cost	181,455	39,409	13,975	3,665	2,283	1,144	532	602	1,252	379	244,696
Cash collateral and settlement balances	1,944	83,605	—	—	—	—	—	—	—	—	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	—	—	—	1,400	2,329	4,073	—	92	10,443
Debt securities in issue	—	12,207	3,808	3,833	1,791	2,124	640	2,815	1,995	210	29,423
Subordinated liabilities	—	3,708	3,222	459	143	3,545	4,811	6,241	5,629	4,247	32,005
Trading portfolio liabilities	46,139	—	—	—	—	—	—	—	—	—	46,139
Financial liabilities designated at fair value	15,555	172,250	8,677	5,067	2,928	8,593	6,939	8,576	8,344	12,697	249,626
Derivative financial instruments	299,637	—	50	—	—	66	67	174	183	403	300,580
Other financial liabilities	70	2,072	15	15	16	233	50	90	187	62	2,810
Total financial liabilities	544,804	315,796	29,747	13,039	7,161	17,105	15,368	22,571	17,590	18,090	1,001,271
Other liabilities											4,750
Total liabilities											1,006,021
Cumulative liquidity gap	72,286	148	(13,429)	(15,583)	(14,308)	(2,771)	3,708	18,661	36,364	50,129	53,710
Contractual maturity of financial liabilities on an undiscounted basis
The following table presents the cash flows payable by the Barclays Bank Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the on demand column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Deposits at amortised cost	201,501	41,632	12,380	4,818	996	240	1,048	261	262,876
Cash collateral and settlement balances	2,951	76,096	—	—	—	—	—	—	79,047
Repurchase agreements and other similar secured borrowing	20	5,022	—	—	7,798	—	—	146	12,986
Debt securities in issue	—	18,293	12,168	9,075	3,879	1,832	2,938	744	48,929
Subordinated liabilities	—	1,061	—	1,404	9,328	5,917	8,918	8,752	35,380
Trading portfolio liabilities	53,291	—	—	—	—	—	—	—	53,291
Financial liabilities designated at fair value	14,342	158,273	17,096	14,557	17,440	8,865	7,949	21,522	260,044
Derivative financial instruments	255,471	4	22	2	276	291	122	449	256,637
Other financial liabilities	87	3,658	19	38	526	122	208	29	4,687
Total financial liabilities	527,663	304,039	41,685	29,894	40,243	17,267	21,183	31,903	1,013,877

As at 31 December 2020
Deposits at amortised cost	181,455	39,409	13,975	5,949	1,686	600	1,258	385	244,717
Cash collateral and settlement balances	1,944	83,605	—	—	—	—	—	—	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	—	—	3,729	4,087	—	154	10,519
Debt securities in issue	—	12,226	3,818	5,629	2,799	2,923	2,098	277	29,770
Subordinated liabilities	—	3,716	3,342	703	8,845	6,555	6,922	6,500	36,583
Trading portfolio liabilities	46,139	—	—	—	—	—	—	—	46,139
Financial liabilities designated at fair value	15,555	172,282	8,684	7,998	15,599	8,586	8,369	20,398	257,471
Derivative financial instruments	299,637	4	50	—	133	175	190	442	300,631
Other financial liabilities	70	2,076	19	39	313	113	227	86	2,943
Total financial liabilities	544,804	315,863	29,888	20,318	33,104	23,039	19,064	28,242	1,014,322
Maturity of off-balance sheet commitments received and given
The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)

	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Guarantees, letters of credit and credit insurance	7,258	31	21	10	12	4	12	83	65	19	7,515
Other commitments received	455	—	—	—	—	—	—	—	—	—	455
Total off-balance sheet commitments received	7,713	31	21	10	12	4	12	83	65	19	7,970

As at 31 December 2020
Guarantees, letters of credit and credit insurance	6,462	86	37	68	8	18	14	47	40	25	6,805
Other commitments received	92	—	—	—	—	—	—	—	—	—	92
Total off-balance sheet commitments received	6,554	86	37	68	8	18	14	47	40	25	6,897

Maturity analysis of off-balance sheet commitments given (audited)

	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Contingent liabilities	23,607	135	4	—	—	—	—	—	—	—	23,746
Documentary credits and other short-term trade related transactions	1,582	2	—	—	—	—	—	—	—	—	1,584
Standby facilities, credit lines and other commitments	282,867	—	—	—	—	—	—	—	—	—	282,867
Total off-balance sheet commitments given	308,056	137	4	—	—	—	—	—	—	—	308,197

As at 31 December 2020
Contingent liabilities	20,630	213	57	6	1	25	—	—	—	—	20,932
Documentary credits and other short-term trade related transactions	1,084	1	1	—	—	—	—	—	—	—	1,086
Standby facilities, credit lines and other commitments	262,586	564	93	123	95	49	196	202	21	7	263,936
Total off-balance sheet commitments given	284,300	778	151	129	96	74	196	202	21	7	285,954
The above table on Maturity analysis of off-balance sheet commitments given for Barclays Bank Group includes £1.7bn (2020: £2.6bn) of guarantees that have been provided to subsidiaries of Barclays PLC outside the Barclays Bank Group. These guarantees have not been reported in the prior periods and the comparatives have not been restated. These are all On demand.

Capital resources (audited)
	2021	2020
As at 31 December	£m	£m
CET1 capital	24,128	25,227
T1 capital	32,595	32,172
Total regulatory capital	38,154	37,493

Total risk weighted assets (RWAs) (unaudited)	185,467	178,156

Functional currency of operations (audited)

	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2021
USD	26,023	(5,512)	(2,356)	18,155	(7,111)	11,044
EUR	8,342	(1,324)	(3)	7,015	(267)	6,748
JPY	614	(97)	—	517	—	517
Other	2,085	—	(64)	2,021	—	2,021
Total	37,064	(6,933)	(2,423)	27,708	(7,378)	20,330

As at 31 December 2020
USD	24,262	(4,512)	(764)	18,986	(5,918)	13,068
EUR	5,174	(278)	(3)	4,893	(286)	4,607
JPY	582	—	—	582	—	582
Other	1,596	(42)	(24)	1,530	—	1,530
Total	31,614	(4,832)	(791)	25,991	(6,204)	19,787
Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These instruments are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.
During 2021, total structural currency exposure net of hedging instruments increased by £0.5bn to £20.3bn (2020: £19.8bn). Foreign currency net investments increased by £5.5bn to £37.1bn (2020: £31.6bn) driven predominantly by a £3.2bn increase in Euro, £1.8bn increase in US dollars and £0.5bn increase in other currencies. The hedges associated with these foreign currency investments increased by £3.8bn to £9.4bn (2020: £5.6bn).
Net interest income sensitivity
The table below shows a sensitivity analysis on pre-tax net interest income for non-traded financial assets and liabilities, including the effect of any hedging. This analysis is not a forward guidance on NII and is intended as a quantification of risk exposure utilising the AEaR metric as described on page 200 of the Barclays PLC Pillar 3 Report 2021 (unaudited). Note that this metric assumes an instantaneous parallel change to forward interest rate curves. The model does not apply floors to shocked market rates, but does recognise contractual product specific interest rate floors where relevant. The main model assumptions are: (i) one-year ahead time horizon; (ii) balance sheet is held constant; (iii) balances are adjusted for customer behaviour (i.e. considers that customers may prepay before the contractual maturity or withdraw their deposits) and (iv) behavioural assumptions are kept unchanged in all rate scenarios.

Net Interest Income sensitivity (AEaR) by currency (audited)	2021		2020

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
GBP	21	(37)	32	(169)
USD	55	(59)	47	(61)
EUR	(5)	(4)	9	(32)
Other currencies	(3)	1	(2)	(1)
Total	68	(99)	86	(263)
Note
+25bps AEaR reflects refined modelling of pricing assumptions for 2021. Based on these assumptions, the 2020 scenario would have shown a GBP AEaR of £67m.
Analysis of equity sensitivity
The analysis of equity sensitivity table measures the overall impact of a +/- 25bps movement in interest rates on retained earnings, FVOCI, cash flow hedge reserves and pensions. For non-NII items a DV01 metric is used, which is an indicator of the shift in value for a 1bp movement in the yield curve.

Analysis of equity sensitivity (audited)	31 December 2021		31 December 2020

	+25 basis points	-25 basis points	+25 basis points	-25 basis points

Barclays Bank Group	£m	£m	£m	£m
Net interest income	68	(99)	86	(263)
Taxation effects on the above	(12)	18	(21)	63
Effect on profit for the year	56	(81)	65	(200)
As percentage of net profit after tax	1.2%	(1.7%)	2.7%	(8.2%)

Effect on profit for the year (per above)	56	(81)	65	(200)
Fair value through other comprehensive income reserve	(449)	380	(417)	433
Cash flow hedge reserve	(626)	626	(554)	554
Taxation effects on the above	290	(272)	262	(266)
Effect on equity	(729)	653	(644)	521
As percentage of equity	(1.3%)	1.2%	(1.2%)	1.0%
Note
+25bps AEaR reflects refined modelling of pricing assumptions for 2021. Based on these assumptions, the 2020 scenario would have shown an effect on equity of £(617)m.